Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net book value
Net book value	$ 2,300,951	$ 2,836,250
Computer software [member]
Net book value
Net book value	151,937	88,622
Right-of-use Platform [Member]
Net book value
Net book value
Customer base [Member]
Net book value
Net book value	39,959	123,289
Technical know-how [Member]
Net book value
Net book value	338,219	403,156
Security Surveillance system [Member]
Net book value
Net book value	699,165	825,101
Intelligent Cloud Platform [Member]
Net book value
Net book value	1,071,671	1,202,000
Assets under construction - Cash Management Systems [Member]
Net book value
Net book value		194,082
Cost [Member]
Schedule of Intangible Assets, Net [Line Items]
Cost at beginning	5,672,439	7,657,621
Additions	123,122	1,811,784
Impairment of intangible assets	(188,797)	(3,713,551)
Exchange differences	(89,298)	(83,415)
Cost at ending	5,517,466	5,672,439
Cost [Member] | Computer software [member]
Schedule of Intangible Assets, Net [Line Items]
Cost at beginning	919,222	887,745
Additions	123,122	21,137
Impairment of intangible assets
Exchange differences	(1,724)	10,340
Cost at ending	1,040,620	919,222
Cost [Member] | Right-of-use Platform [Member]
Schedule of Intangible Assets, Net [Line Items]
Cost at beginning	114,659	673,029
Additions
Impairment of intangible assets		(542,463)
Exchange differences	(3,176)	(15,907)
Cost at ending	111,483	114,659
Cost [Member] | Customer base [Member]
Schedule of Intangible Assets, Net [Line Items]
Cost at beginning	829,560	1,042,110
Additions
Impairment of intangible assets		(185,594)
Exchange differences	(22,972)	(26,956)
Cost at ending	806,588	829,560
Cost [Member] | Technical know-how [Member]
Schedule of Intangible Assets, Net [Line Items]
Cost at beginning	486,112	499,344
Additions
Impairment of intangible assets
Exchange differences	(13,462)	(13,232)
Cost at ending	472,650	486,112
Cost [Member] | Security Surveillance system [Member]
Schedule of Intangible Assets, Net [Line Items]
Cost at beginning	1,524,224	1,360,898
Additions		200,101
Impairment of intangible assets
Exchange differences	(42,210)	(36,775)
Cost at ending	1,482,014	1,524,224
Cost [Member] | Intelligent Cloud Platform [Member]
Schedule of Intangible Assets, Net [Line Items]
Cost at beginning	1,604,580	3,000,000
Additions		1,590,546
Impairment of intangible assets		(2,985,494)
Exchange differences	(469)	(472)
Cost at ending	1,604,111	1,604,580
Cost [Member] | Assets under construction - Cash Management Systems [Member]
Schedule of Intangible Assets, Net [Line Items]
Cost at beginning	194,082	194,495
Additions
Impairment of intangible assets	(188,797)
Exchange differences	(5,285)	(413)
Cost at ending		194,082
Accumulated Amortization [Member]
Schedule of Intangible Assets, Net [Line Items]
Accumulated amortization at beginning	2,836,189	1,864,478
Amortization charged for the year	434,125	993,594
Exchange differences	(53,799)	(21,883)
Accumulated amortization at Ending	3,216,515	2,836,189
Accumulated Amortization [Member] | Computer software [member]
Schedule of Intangible Assets, Net [Line Items]
Accumulated amortization at beginning	830,600	767,168
Amortization charged for the year	60,190	53,859
Exchange differences	(2,107)	9,573
Accumulated amortization at Ending	888,683	830,600
Accumulated Amortization [Member] | Right-of-use Platform [Member]
Schedule of Intangible Assets, Net [Line Items]
Accumulated amortization at beginning	114,659	50,477
Amortization charged for the year		65,753
Exchange differences	(3,176)	(1,571)
Accumulated amortization at Ending	111,483	114,659
Accumulated Amortization [Member] | Customer base [Member]
Schedule of Intangible Assets, Net [Line Items]
Accumulated amortization at beginning	706,271	405,868
Amortization charged for the year	81,147	312,268
Exchange differences	(20,789)	(11,865)
Accumulated amortization at Ending	766,629	706,271
Accumulated Amortization [Member] | Technical know-how [Member]
Schedule of Intangible Assets, Net [Line Items]
Accumulated amortization at beginning	82,956	28,405
Amortization charged for the year	54,600	55,501
Exchange differences	(3,125)	(950)
Accumulated amortization at Ending	134,431	82,956
Accumulated Amortization [Member] | Security Surveillance system [Member]
Schedule of Intangible Assets, Net [Line Items]
Accumulated amortization at beginning	699,123	612,560
Amortization charged for the year	104,673	103,162
Exchange differences	(20,947)	(16,599)
Accumulated amortization at Ending	782,849	699,123
Accumulated Amortization [Member] | Intelligent Cloud Platform [Member]
Schedule of Intangible Assets, Net [Line Items]
Accumulated amortization at beginning	402,580
Amortization charged for the year	133,515	403,051
Exchange differences	(3,655)	(471)
Accumulated amortization at Ending	532,440	402,580
Accumulated Amortization [Member] | Assets under construction - Cash Management Systems [Member]
Schedule of Intangible Assets, Net [Line Items]
Accumulated amortization at beginning
Amortization charged for the year
Exchange differences
Accumulated amortization at Ending